INCOME TAX- Schedule of Reconciliation Between The PRC Statutory Income Tax Rate and Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Between The PRC Statutory Income Tax Rate and Effective Income Tax Rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(21.95%)	(37.89%)	(15.82%)
Effect of preferential tax rates	(10.43%)	5.15%	(3.36%)
Effect of permanent difference*	(11.00%)	1.24%	2.22%
Changes in valuation allowance	16.63%	(8.38%)	(7.89%)
Others	10.08%	9.00%	(0.15%)
Effective tax rate	8.33%	(5.88%)